Convertible Debt (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Debt

Total
$

Balance on 30 June 2016	465,014
Interest	45,000

Balance on 30 June 2017	510,014
Interest	7,486
Conversion	(517,500)

Balance on 30 June 2018 and 2019	-